Document and Entity Information	Oct. 13, 2022
Cover [Abstract]
Security 12b Title	SPDR® Gold MiniSharesSM
Amendment Flag	false
Entity Central Index Key	0001618181
Document Type	8-K
Document Period End Date	Oct. 13, 2022
Entity Registrant Name	WORLD GOLD TRUST
Entity Incorporation State Country Code	DE
Entity File Number	001-37996
Entity Tax Identification Number	36-7650517
Entity Address, Address Line One	c/o WGC USA Asset Management Company, LLC
Entity Address, Address Line Two	685 Third Ave
Entity Address, Address Line Three	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	317-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	GLDM
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false